Business Segment Information (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Total sales	$ 10,425,703	$ 9,761,660	$ 9,384,852	$ 9,751,274	$ 10,348,477	$ 8,945,093	$ 8,868,499	$ 9,081,426	$ 39,323,489	$ 37,243,495	$ 36,853,330
Total operating income	560,750	427,487	437,025	506,240	584,086	432,103	462,351	497,328	1,931,502	1,975,868	1,872,211
Interest expense	30,134	28,972	28,060	31,101	32,501	27,654	31,522	33,800	118,267	125,477	116,322
Other expense (income), net	(4,278)	(6,957)	(1,300)	(1,684)	2,924	1,028	(1,138)	(2,012)	(14,219)	802	(14,945)
Consolidated earnings before income taxes	534,894	405,472	410,265	476,823	548,661	403,421	431,967	465,540	1,827,454	1,849,589	1,770,834
Total depreciation and amortization									402,588	389,976	382,339
Total capital expenditures									636,442	594,604	464,561
Total assets	11,385,555				10,313,701				11,385,555	10,313,701	10,148,186
Broadline [Member]
Total sales									31,924,473	30,381,283	29,972,991
Total operating income									2,327,847	2,352,493	2,225,065
Total depreciation and amortization									291,756	283,167	273,844
Total capital expenditures									353,296	407,340	346,520
Total assets	7,220,046				6,402,181				7,220,046	6,402,181	5,814,432
Sygma Segment [Member]
Total sales									5,341,094	4,891,279	4,839,036
Total operating income									62,190	49,057	32,435
Total depreciation and amortization									24,975	23,822	26,753
Total capital expenditures									38,612	25,436	5,053
Total assets	456,204				392,883				456,204	392,883	366,539
Other [Member]
Total sales									2,238,796	2,129,862	2,160,043
Total operating income									100,222	87,667	68,729
Total depreciation and amortization									25,131	26,861	29,311
Total capital expenditures									20,228	11,743	36,887
Total assets	814,174				754,409				814,174	754,409	738,330
Intersegment Eliminations [Member]
Total sales									(180,874)	(158,929)	(118,740)
Total Segments [Member]
Total operating income									2,490,259	2,489,217	2,326,229
Total depreciation and amortization									341,862	333,850	329,908
Total capital expenditures									412,136	444,519	388,460
Total assets	8,490,424				7,549,473				8,490,424	7,549,473	6,919,301
Corporate [Member]
Total operating income									(558,757)	(513,349)	(454,018)
Total depreciation and amortization									60,726	56,126	52,431
Total capital expenditures									224,306	150,085	76,101
Total assets	$ 2,895,131				$ 2,764,228				$ 2,895,131	$ 2,764,228	$ 3,228,885